REVENUE (FY) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net revenue	$ 96,803	$ 102,103	$ 82,829	$ 75,196	$ 72,728	$ 65,154	$ 57,575	$ 57,745	$ 57,822	$ 332,856	$ 238,296
Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue										9,357	5,597
Corporate and Other
Disaggregation of Revenue [Line Items]
Net revenue	(10,652)				(3,610)					(30,051)	(15,437)
Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	56,179				40,901
Brand Direct | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue	56,179				40,901					197,550	174,738
Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	49,259				34,178
Marketplace | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue	49,259				34,178					155,999	73,398
Customer acquisition
Disaggregation of Revenue [Line Items]
Net revenue	91,350				69,021					305,630	220,609
Customer acquisition | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue										0	0
Customer acquisition | Corporate and Other
Disaggregation of Revenue [Line Items]
Net revenue										(30,051)	(15,437)
Customer acquisition | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	52,901				38,453
Customer acquisition | Brand Direct | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue										179,681	162,648
Customer acquisition | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	49,101				34,178
Customer acquisition | Marketplace | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue										155,999	73,398
Managed services
Disaggregation of Revenue [Line Items]
Net revenue	3,946				2,898					24,008	14,623
Managed services | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue										6,139	2,533
Managed services | Corporate and Other
Disaggregation of Revenue [Line Items]
Net revenue										0	0
Managed services | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	3,278				2,448
Managed services | Brand Direct | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue										17,869	12,090
Managed services | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	158				0
Managed services | Marketplace | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue										0	0
Software services
Disaggregation of Revenue [Line Items]
Net revenue	1,507				809					3,218	3,064
Software services | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue										3,218	3,064
Software services | Corporate and Other
Disaggregation of Revenue [Line Items]
Net revenue										0	0
Software services | Brand Direct
Disaggregation of Revenue [Line Items]
Net revenue	0				0
Software services | Brand Direct | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue										0	0
Software services | Marketplace
Disaggregation of Revenue [Line Items]
Net revenue	$ 0				$ 0
Software services | Marketplace | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue										$ 0	$ 0